Concentrations	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Concentrations [Abstract]
Concentrations

Note 19 — Concentrations

For the three months ended December 31, 2023, two customers accounted for 67% of the Company’s revenues. For the three months ended December 31, 2022, one customer accounted for 86% of the Company’s revenues. No other customer accounted for more than 10% of revenues in the respective periods. As of December 31, 2023, one customer had a balance due that represented 17% of the Company’s total accounts receivable. As of September 30, 2023, two customers had balances due that represented 97% of the Company’s total accounts receivable.

Note 16 — Concentrations

Concentration of Credit Risk

The Company maintains its cash in accounts with major financial institutions within the United States, generally in the form of demand deposits. Deposits in these institutions may exceed federally insured limits. The Company places its cash with high credit quality financial institutions and has not experienced any losses on its deposits of cash.

Significant Customers

For the year ended September 30, 2023, two customers accounted for 93% of the Company’s revenues. For the year ended September 30, 2022, two customers accounted for 86% of the Company’s revenues. As of September 30, 2023, two customers had balances due that represented 97% of the Company’s total accounts receivable. As of September 30, 2022, two customers had balances due that represented 76% of the Company’s total accounts receivable.